Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash		$ 7,700,562	$ 3,984,453	$ 3,326,851
Receivables, net		271,492	5,276	3,072
Prepaids and deposits		770,098	868,464	902,053
Inventory		128,469
Other receivables		97,940
Investment in securities- current		804,070
Assets held for sale			1,192,808	687,468
Total Current Assets		9,772,631	6,051,001	4,919,444
Operating lease right-of-use-assets		1,243,742
Investment in securities-noncurrent			139,084
Property and equipment, net		413,446	1,087	1,741
Intangibles, net		2,548,664	2,801,993
Assets held for sale – non-current				268,733
Goodwill		959,535
TOTAL ASSETS		14,938,018	8,993,165	5,189,918
Current Liabilities
Accounts payable and accrued liabilities		553,879	481,001	134,014
Current portion of consideration payable		315,865	350,000
Current portion of operating lease liability		229,229
Derivative liabilities		681,818		369,158
Convertible debt		3,194,053
Liabilities held for sale			548,916	717,054
Total Current Liabilities		5,461,692	1,799,134	1,297,353
Operating lease liability		985,671
Consideration payable			534,467
Liabilities held for sale – non-current				65,489
TOTAL LIABILIITES		6,447,363	2,333,601	1,362,842
Commitments and Contingencies
EQUITY
Preferred stock value
Common stock value	[1]	74	12
Additional paid-in capital		26,525,454	19,929,516
Accumulated other comprehensive income		(753)	(337)	202
Accumulated deficit		(18,034,757)	(13,269,627)	(7,023,890)
TOTAL EQUITY		8,490,655	6,659,564	3,827,076	[2]
TOTAL LIABILITIES AND EQUITY		14,938,018	8,993,165	5,189,918
Related Parties
Current Liabilities
Due to related parties		486,848	419,217	77,127
Series B Preferred Stock
EQUITY
Preferred stock value		$ 637
Previously Reported
EQUITY
Common stock value	[3]		44	1
Additional paid-in capital			19,929,484	10,850,763
TOTAL EQUITY	[4]		$ 6,659,564	$ 3,827,076

[1]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024, the subsequent 1-for-7 reverse stock split that became effective March 10, 2025, and the 1 for 3.5 reverse stock split that became effective on September 2, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-4,900. Refer to Note 1, “Organization and nature of operations”
[2]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024, the subsequent 1-for-7 reverse stock split that became effective March 10, 2025, and the 1 for 3.5 reverse stock split that became effective on September 2, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-4,900. Refer to Note 1, “Organization and nature of operations”
[3]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations”
[4]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations”